Property, plant and equipment	12 Months Ended
Dec. 31, 2021
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Property, plant and equipment
17. Property, plant and equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets in construction £m	Total £m
Cost at 1 January 2020	7,632	12,061	1,906	21,599

Exchange adjustments	106	121	10	237

Additions through business combinations	–	5	–	5

Other additions	29	147	1,052	1,228

Capitalised borrowing costs	–	–	15	15

Disposals and write-offs	(336)	(875)	(29)	(1,240)

Reclassifications	189	840	(1,058)	(29)

Transfer to assets held for sale	(132)	(194)	(6)	(332)
Cost at 31 December 2020	7,488	12,105	1,890	21,483

Exchange adjustments	(214)	(315)	(47)	(576)

Other additions	16	98	1,091	1,205

Capitalised borrowing costs	–	–	16	16

Disposals and write-offs	(217)	(940)	(17)	(1,174)

Reclassifications	202	906	(1,182)	(74)

Transfer to assets held for sale	(63)	(38)	(1)	(102)
Cost at 31 December 2021	7,212	11,816	1,750	20,778

Depreciation at 1 January 2020	(3,216)	(7,191)	–	(10,407)

Exchange adjustments	(49)	(77)	–	(126)

Charge for the year	(271)	(718)	–	(989)

Disposals and write-offs	154	716	–	870

Transfer to assets held for sale	72	130	–	202
Depreciation at 31 December 2020	(3,310)	(7,140)	–	(10,450)

Exchange adjustments	100	191	–	291

Charge for the year	(267)	(715)	–	(982)

Disposals and write-offs	169	893	–	1,062

Transfer to assets held for sale	27	27	–	54

Depreciation at 31 December 2021	(3,281)	(6,744)	–	(10,025)

Impairment at 1 January 2020	(379)	(445)	(20)	(844)

Exchange adjustments	(6)	–	1	(5)

Disposals and write-offs	190	124	16	330

Impairment losses	(147)	(303)	(27)	(477)

Reversal of impairments	13	18	3	34

Transfer to assets held for sale	49	55	1	105
Impairment at 31 December 2020	(280)	(551)	(26)	(857)

Exchange adjustments	7	10	3	20

Disposals and write-offs	30	76	13	119

Impairment losses	(21)	(54)	(37)	(112)

Reversal of impairments	–	5	4	9

Impairment at 31 December 2021	(264)	(514)	(43)	(821)

Total depreciation and impairment at 31 December 2020	(3,590)	(7,691)	(26)	(11,307)

Total depreciation and impairment at 31 December 2021	(3,545)	(7,258)	(43)	(10,846)

Net book value at 1 January 2020	4,037	4,425	1,886	10,348

Net book value at 31 December 2020	3,898	4,414	1,864	10,176

Net book value at 31 December 2021	3,667	4,558	1,707	(9,932)
The weighted average interest rate for capitalised borrowing costs in the year was 3% (2020 – 3%). Disposals and write-offs in the year included a number of assets with nil net book value that are no longer in use in the business.
The impairment losses principally arose from decisions to rationalise facilities and were calculated based on fair value less costs of disposal. The fair value less costs of disposal valuation methodology uses significant inputs which are not based on observable market data, and therefore this valuation technique is classified as level 3 of the fair value hierarchy. These calculations determine the net present value of the projected risk-adjusted, post-tax
cash flows of the relevant asset or cash generating unit, applying a discount rate of the Group post-tax
weighted average cost of capital (WACC) of 6.5%, adjusted where appropriate for specific segment, country and currency risk.
Assets that continue to be used by the Group are generally assessed as part of their associated cash generating unit on a value in use basis. For value in use calculations, the post-tax
cash flows do not include the impact of future uncommitted restructuring plans or improvements. Where an impairment is indicated and a pre-tax
cash flow calculation is expected to give a materially different result, the test would be reperformed using pre-tax
cash flows and a
pre-tax
discount rate. The Group WACC is equivalent to a
pre-tax
discount rate of approximately 8%.
The net impairment losses have been charged to cost of sales: £46 million (2020 – £398 million), R&D: £3 million
(2020 – £3 million) and SG&A: £54 million (2020 – £42 million), and included £20 million (2020 – £343 million) arising from the Major restructuring programmes.
Reversals of impairment arose from subsequent reviews of the impaired assets where the conditions which gave rise to the original impairments were deemed no longer to apply. All of the reversals have been credited to cost of sales.
During 2021, £74 million (2020 – £29 million) of computer software was reclassified from assets in construction to intangible assets on becoming ready for use.
We have assessed the qualitative and quantitative impact of climate related risks on asset recoverable amounts and concluded that their impact does not cause material impairments.